Acquisitions (Netcordia Acquisition, Common Stock Warrants) (Details) (USD $)	12 Months Ended				12 Months Ended																0 Months Ended								0 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2012 Developed Technology [Member] Minimum [Member]	Jul. 31, 2011 Developed Technology [Member] Minimum [Member]	Jul. 31, 2012 Developed Technology [Member] Maximum [Member]	Jul. 31, 2011 Developed Technology [Member] Maximum [Member]	Jul. 31, 2012 Customer Relationships [Member] Minimum [Member]	Jul. 31, 2011 Customer Relationships [Member] Minimum [Member]	Jul. 31, 2012 Customer Relationships [Member] Maximum [Member]	Jul. 31, 2011 Customer Relationships [Member] Maximum [Member]	Jul. 31, 2012 Trademarks [Member]	Jul. 31, 2011 Trademarks [Member]	Jul. 31, 2012 Noncompete Agreements [Member]	Jul. 31, 2011 Noncompete Agreements [Member]	Jul. 31, 2012 Netcordia [Member]	Jul. 31, 2011 Netcordia [Member]	Jul. 31, 2010 Netcordia [Member]	May 01, 2010 Netcordia [Member]	May 01, 2010 Netcordia [Member] Minimum [Member]	May 01, 2010 Netcordia [Member] Maximum [Member]	May 01, 2010 Netcordia [Member] Developed Technology [Member]	May 01, 2010 Netcordia [Member] Customer Relationships [Member]	May 01, 2010 Netcordia [Member] Trademarks [Member]	May 01, 2010 Netcordia [Member] Noncompete Agreements [Member]	May 01, 2010 Netcordia [Member] Cash and Cash Equivalents [Member]	May 01, 2010 Netcordia [Member] Accounts Receivable [Member]	May 01, 2010 Netcordia [Member] Series F [Member]	May 01, 2010 Netcordia [Member] Common Stock [Member]	May 01, 2010 Netcordia [Member] Warrants [Member]	May 01, 2010 Netcordia [Member] Warrants [Member] Common Stock [Member]
Business Acquisition [Line Items]
Number of shares in transaction																													12,734,005	1,602,543		336,488
Per share exercise price of warrants																																$ 0.07
Number of shares unexercised																																692
Cost of acquired entity																				$ 43,500,000									$ 29,590,000	$ 10,145,000	$ 2,130,000	$ 2,100,000
Fair value of the warrants, per share																															$ 6.33
Dividend rate																															0.00%
Expected volatility																															60.00%
Risk free interest rate																															2.50%
Expected term (in years)																															8 years
Current assets																											1,267,000	955,000
Other current assets																				610,000
Property and equipment, net																				373,000
Noncurrent assets																				30,000
Other intangible assets																				11,300,000			3,700,000	5,900,000	200,000	1,500,000
Goodwill	32,726,000	32,726,000	32,241,000	177,000																32,064,000
Other accrued liabilities																				(399,000)
Deferred revenue																				(2,438,000)
Preferred stock warranty liability																				(265,000)
Total purchase price																				43,497,000
Percent of convertible preferred stock in escrow																													10.00%
Useful life					5 years	5 years	6 years	6 years	2 years	2 years	7 years	7 years	6 years	6 years	1 year 6 months	1 year 6 months					1 year	6 years
Amortization expense	2,862,000	3,302,000	993,000														2,100,000	2,800,000	700,000
Transaction costs																			$ 600,000